Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies Relating to Timing of Grant of Certain Equity Awards
We historically have not granted, and currently have no plans to grant option awards. Consequently, we have not adopted a policy with respect to the timing of option awards relative to the disclosure of material nonpublic information.